Transactions with Related Parties	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

The following transactions with related parties occurred during the six months ended June 30, 2013 and 2014.

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: Rent expense under this lease amounted to $24,398 and $25,078 for the six months ended June 30, 2013 and 2014, respectively, and is included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive loss.

(b)Allseas: The following amounts charged by Allseas are included in the accompanying unaudited interim condensed consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2013	2014
Included in Commissions
Charter hire commissions	$352,539	$350,706

Netted against Gain from sale of assets
Vessel sale & purchase commissions	-	745,000

Included in Vessel operating expenses
Superintendent fees	$231,520	$193,351

Included in Dry-docking expenses
Superintendent fees	$109,248	$123,840

Management fees - related party
Management fees (1)	$1,994,204	$2,294,542
Financial accounting and reporting services	353,102	379,224
Loretto agreement	335,784	880,015
Total Management fees – related party	$2,683,090	$3,553,781

Included in General and administrative expenses
Administrative fees	$18,866	$19,695
Executive services agreement (2)	$3,726,847	$1,986,790

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2014, Allseas management fee was adjusted from €661.15 to €664.46 per vessel per day.

(2) Includes incentive compensation of $1,960,500 and $0 for the six months ended June 30, 2013 and 2014 (refer to Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2013 included in the Company’s Annual Report.)

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying condensed consolidated balance sheets: Technical management and superintendent fees relating to newbuilding vessels, pre-delivery services and vessel purchase commissions, which in the aggregate amounted to $404,820 and $2,524,559 for the six months ended June 30, 2013 and 2014, respectively.

Each month, the Company funds a payment to Allseas to cover working capital needs equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. As of December 31, 2013 and June 30, 2014, the amount due from Allseas was $146,051 and $391,478, respectively.

In connection with the public offering that was completed in February 2014 (refer to Note 10), effective February 18, 2014, 135,700 Class A common shares, representing the 2% of the 6,785,000 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 18, 2014, was $880,015, which was recorded as share based compensation and is included in Management fees - related party in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2014.

(c)Crewcare Inc. (“Crewcare”)

Manning Agency Agreements: The expenses incurred amounted to $190,192 and $201,851 for the six months ended June 30, 2013 and 2014, respectively, and are included in Vessel operating expenses.

Cadetship Program Agreement: The expenses incurred amounted to $0 and $75,000 for the six months ended June 30, 2013 and 2014, respectively, and are included in Vessel operating expenses.

The balances due to Crewcare Inc. amounted to $82,074 and $660,822 as of December 31, 2013 and June 30, 2014, respectively.

(d)Box Ships Inc. (NYSE: TEU) (“Box Ships”): As of December 31, 2013 and June 30, 2014, the Company held 3,437,500 shares or 13.6% and 11.2% of Box Ships’ common stock, respectively (refer to Note 6).

On March 11, 2013, the Company agreed to amend certain terms of the loan agreement that was granted to Box Ships. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000, which is included in Interest income in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013. The respective loan was fully repaid on October 18, 2013. For the six months ended June 30, 2013 and 2014, interest charged on the respective loan amounted to $316,326 and $0, respectively, and is also included in Interest income.